UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	1,693	$1,777,140
Total Asset-Backed Securities – 0.4%			1,777,140

Common Stocks	Shares
Auto Components — 2.9%
Dana Holding Corp.	94,250	1,255,410
Delphi Automotive Plc (a)	355,462	10,319,065
Delphi Automotive Plc (a)	21,191	615,172
		12,189,647
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	11,018	131,334
Capital Markets — 0.2%
E*Trade Financial Corp. (a)	116,200	986,538
Chemicals — 0.2%
CF Industries Holdings, Inc.	3,380	577,845
Huntsman Corp.	21,750	278,400
		856,245
Commercial Banks — 0.3%
CIT Group, Inc. (a)	34,410	1,176,478
Communications Equipment — 0.3%
Loral Space & Communications Ltd.	21,531	1,298,319
Diversified Financial Services — 0.7%
Kcad Holdings I Ltd. (a)	360,332,790	2,856,358
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. (a)	23,800	505,274
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	116,910	433
Energy Equipment & Services — 1.2%
Laricina Energy Ltd. (a)	70,588	2,904,575
Osum Oil Sands Corp. (a)	124,000	1,500,702
Transocean Ltd.	13,400	547,122
		4,952,399
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,816	91
Travelport Worldwide Ltd.	118,935	59,467
		59,558
Media — 1.7%
Belo Corp., Class A	36,341	210,051
Charter Communications, Inc. (a)	101,076	6,337,465

Common Stocks	Shares		Value
Media (concluded)
Clear Channel Outdoor Holdings, Inc., Class A (a)		14,553	$91,684
DISH Network Corp., Class A (a)		9,200	257,968
			6,897,168
Metals & Mining — 0.1%
African Minerals Ltd. (a)		72,301	419,978
Oil, Gas & Consumable Fuels — 0.1%
African Petroleum Corp. Ltd (a)		161,500	220,244
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)		192,951	227,913
Ainsworth Lumber Co. Ltd. (a)(b)		221,591	261,743
Western Forest Products, Inc. (a)		78,039	62,712
			552,368
Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)		9,100	742,378
Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)		103,218	1,114,755
SunPower Corp. (a)		431	2,159
			1,116,914
Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)		787	23
HMH Holdings/EduMedia (a)		141,287	1,413
			1,436
Total Common Stocks – 8.4%			34,963,069

Corporate Bonds	Par (000)
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	370	382,950
7.13%, 3/15/21		520	539,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,274	1,350,440
			2,272,890
Airlines — 2.1%
Continental Airlines, Inc.: 6.90%, 1/02/17		793	793,437
Series 2010-1, Class B, 6.00%, 1/12/19		672	673,337
Delta Air Lines, Inc.:
Series 2002-1, Class G-1, 6.72%, 1/02/23		944	1,001,059

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines (concluded)
Delta Air Lines, Inc. (concluded):
Series 2009-1, Class B, 9.75%, 12/17/16	USD	293	$313,846
Series 2010-1-B, 6.38%, 1/02/16		900	900,000
United Air Lines, Inc., 12.75%, 7/15/12		3,064	3,094,730
US Airways Pass Through Trust:
9.13%, 10/01/15		700	700,000
Series 2011-1, Class C, 10.88%, 10/22/14		1,053	1,084,362
			8,560,771
Auto Components — 2.1%
Dana Holding Corp., 6.75%, 2/15/21		700	749,000
Delphi Corp., 6.13%, 5/15/21		260	276,900
Icahn Enterprises LP, 8.00%, 1/15/18		5,060	5,357,275
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		595	621,775
International Automotive Components Group, SL, 9.13%, 6/01/18 (b)		70	63,175
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	745	1,126,378
Titan International, Inc., 7.88%, 10/01/17	USD	720	745,200
			8,939,703
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18 (b)	EUR	465	613,784
7.13%, 8/15/18		413	545,145
Refresco Group BV, 7.38%, 5/15/18		212	233,303
			1,392,232
Biotechnology — 0.1%
QHP Royalty Sub LLC, 10.25%, 3/15/15 (b)	USD	260	260,450
Building Products — 0.7%
Building Materials Corp. of America (b):
7.00%, 2/15/20		840	882,000
6.75%, 5/01/21		1,470	1,503,075
Momentive Performance Materials, Inc., 11.50%, 12/01/16		740	555,000
			2,940,075
Capital Markets — 1.1%
American Capital Ltd., 7.96%, 12/31/13		1,100	1,103,091
E*Trade Financial Corp.:
12.50%, 11/30/17		1,660	1,904,850
2.36%, 8/31/19 (b)(c)(d)		380	320,625

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
KKR Group Finance Co., 6.38%, 9/29/20 (b)	USD	1,020	$1,097,856
			4,426,422
Chemicals — 4.1%
American Pacific Corp., 9.00%, 2/01/15		1,400	1,393,000
Ashland, Inc., 9.13%, 6/01/17		40	43,900
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		770	908,600
Celanese US Holdings LLC, 5.88%, 6/15/21		2,780	2,898,150
Chemtura Corp., 7.88%, 9/01/18		480	498,000
Hexion US Finance Corp.:
6.63%, 4/15/20 (b)		820	830,250
9.00%, 11/15/20		485	423,163
Huntsman International LLC, 8.63%, 3/15/21		265	296,800
Ineos Finance Plc (b):
8.38%, 2/15/19		1,325	1,361,437
7.50%, 5/01/20		680	673,200
Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		230	207,575
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	591	725,437
Kraton Polymers LLC, 6.75%, 3/01/19	USD	195	199,875
LyondellBasell Industries NV, 5.75%, 4/15/24 (b)		4,245	4,351,125
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		290	278,400
PolyOne Corp., 7.38%, 9/15/20		335	353,425
Solutia, Inc., 7.88%, 3/15/20		955	1,117,350
TPC Group LLC, 8.25%, 10/01/17		520	546,000
			17,105,687
Commercial Banks — 1.3%
CIT Group, Inc.:
7.00%, 5/02/16 (b)		2,805	2,801,494
5.25%, 3/15/18		860	847,100
5.50%, 2/15/19 (b)		840	816,900
6.00%, 4/01/36		850	764,069
			5,229,563
Commercial Services & Supplies — 2.3%
ARAMARK Corp., 8.50%, 2/01/15		560	573,306
ARAMARK Holdings Corp., 8.63%, 5/01/16 (b)(e)		680	695,307
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		840	845,998
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		151	155,552
Baker Corp. International, Inc., 8.25%, 6/01/19 (b)		325	325,000
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		43	41,280

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Casella Waste Systems, Inc., 7.75%, 2/15/19	USD	1,016	$995,680
Clean Harbors, Inc., 7.63%, 8/15/16		590	616,550
Covanta Holding Corp., 6.38%, 10/01/22		985	1,021,326
Iron Mountain, Inc., 7.75%, 10/01/19		510	543,150
Mead Products LLC / ACCO Brands Corp., 6.75%, 4/30/20 (b)		710	729,525
Mobile Mini, Inc., 7.88%, 12/01/20		570	598,500
RSC Equipment Rental, Inc., 8.25%, 2/01/21		1,348	1,425,510
Verisure Holding AB:
8.75%, 9/01/18	EUR	385	446,299
8.75%, 12/01/18		139	143,514
West Corp., 8.63%, 10/01/18	USD	210	218,925
			9,375,422
Communications Equipment — 1.0%
Avaya, Inc., 9.75%, 11/01/15		1,160	957,000
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		1,010	1,010,000
Frontier Communications Corp., 6.25%, 1/15/13		1,390	1,421,275
Hughes Satellite Systems Corp., 6.50%, 6/15/19		580	588,700
			3,976,975
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (d)		340	338,300
Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		300	309,750
URS Corp., 5.00%, 4/01/22 (b)		540	534,578
			844,328
Construction Materials — 1.2%
HD Supply, Inc. (b):
8.13%, 4/15/19		2,050	2,137,125
11.00%, 4/15/20		2,160	2,230,200
Xefin Lux SCA:
8.00%, 6/01/18 (b)	EUR	393	444,640
8.00%, 6/01/18		310	350,733
			5,162,698
Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	710	763,250
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		300	300,000
7.00%, 4/15/15		800	898,000

Corporate Bonds	Par (000)		Value
Consumer Finance (concluded)
Ford Motor Credit Co. LLC (concluded):
12.00%, 5/15/15	USD	1,150	$1,451,875
6.63%, 8/15/17		185	214,811
Springleaf Finance (FKA AGFS Funding Co.), 6.90%, 12/15/17		160	125,600
			3,753,536
Containers & Packaging — 1.5%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (b)	EUR	574	731,044
7.38%, 10/15/17		100	127,360
9.13%, 10/15/20 (b)	USD	210	218,400
9.13%, 10/15/20 (b)		615	633,450
Berry Plastics Corp.:
4.35%, 9/15/14 (f)		465	455,119
8.25%, 11/15/15		185	195,637
9.50%, 5/15/18		335	343,375
9.75%, 1/15/21		490	509,600
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	803	873,761
GCL Holdings SCA, 9.38%, 4/15/18 (b)		414	460,720
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	580	639,450
OI European Group BV, 6.88%, 3/31/17	EUR	254	324,278
Sealed Air Corp., 8.38%, 9/15/21 (b)	USD	395	434,500
Smurfit Kappa Acquisitions, 7.25%, 11/15/17 (b)	EUR	52	66,870
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)	USD	275	272,937
			6,286,501
Diversified Consumer Services — 1.5%
Service Corp. International, 7.00%, 6/15/17		4,775	5,312,188
ServiceMaster Co., 8.00%, 2/15/20		1,020	1,069,725
			6,381,913
Diversified Financial Services — 4.2%
Ally Financial, Inc.:
7.50%, 12/31/13		700	742,000
8.00%, 11/01/31		4,640	5,220,000
8.00%, 11/01/31		950	1,061,781
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	166	203,206
9.88%, 4/30/18	GBP	225	336,367
CNG Holdings, Inc., 9.38%, 5/15/20 (b)	USD	465	467,325
DPL, Inc., 7.25%, 10/15/21 (b)		1,815	1,973,812
General Motors Financial Co., Inc., 6.75%, 6/01/18		460	493,843

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	3

Consolidated Schedule of Investments(continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Leucadia National Corp., 8.13%, 9/15/15	USD	1,232	$1,376,760
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16 (b)	EUR	147	186,764
7.75%, 10/15/16		310	393,856
7.13%, 4/15/19 (b)	USD	385	395,588
9.00%, 4/15/19 (b)		150	144,000
7.88%, 8/15/19 (b)		715	756,113
9.88%, 8/15/19 (b)		2,065	2,059,837
6.88%, 2/15/21 (b)		240	243,600
8.50%, 2/15/21 (b)		205	190,138
WMG Acquisition Corp.:
9.50%, 6/15/16 (b)		190	202,825
11.50%, 10/01/18		910	969,150
			17,416,965
Diversified Telecommunication Services — 1.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,680	1,293,600
ITC Deltacom, Inc., 10.50%, 4/01/16		440	463,100
Level 3 Financing, Inc.:
8.13%, 7/01/19		2,577	2,577,000
8.63%, 7/15/20 (b)		1,480	1,509,600
Windstream Corp.:
8.13%, 8/01/13		703	739,908
7.88%, 11/01/17		627	667,755
			7,250,963
Electric Utilities — 0.8%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	2,600	3,182,752
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC / CDW Finance Corp., 8.50%, 4/01/19	USD	330	339,075
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	173	220,867
Jabil Circuit, Inc., 8.25%, 3/15/ 18	USD	365	423,400
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (b)		310	349,525
			1,332,867
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		260	263,250
Atwood Oceanics, Inc., 6.50%, 2/01/20		215	222,525
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		610	573,400
Cie Generale de Geophysique - Veritas:
7.75%, 5/15/17		395	406,850
6.50%, 6/01/21		1,945	1,906,100
Forbes Energy Services Ltd., 9.00%, 6/15/19		555	514,762
Frac Tech Services LLC, 8.13%, 11/15/18 (b)		2,730	2,702,700

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (b)	USD	245	$246,225
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (b)		490	480,200
Key Energy Services, Inc., 6.75%, 3/01/21		700	702,625
MEG Energy Corp., 6.50%, 3/15/21 (b)		1,880	1,917,600
Oil States International, Inc., 6.50%, 6/01/19		495	511,088
Peabody Energy Corp.:
6.25%, 11/15/21 (b)		2,170	2,164,575
7.88%, 11/01/26		580	600,300
Precision Drilling Corp.:
6.63%, 11/15/20		240	243,600
6.50%, 12/15/21		460	463,450
			13,919,250
Food & Staples Retailing — 0.2%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18 (g)	GBP	200	251,216
Rite Aid Corp., 9.25%, 3/15/20 (b)	USD	580	555,350
			806,566
Food Products — 0.3%
Darling International, Inc., 8.50%, 12/15/18		180	200,925
Del Monte Corp., 7.63%, 2/15/19		540	523,800
Post Holdings, Inc., 7.38%, 2/15/22 (b)		350	356,125
			1,080,850
Health Care Equipment & Supplies — 2.2%
Biomet, Inc.:
10.00%, 10/15/17		300	319,125
10.38%, 10/15/17 (e)		4,305	4,582,134
DJO Finance LLC:
10.88%, 11/15/14		804	818,070
8.75%, 3/15/18 (b)		695	698,475
7.75%, 4/15/18		160	129,200
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)		324	337,770
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (b)		1,010	1,004,950
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		850	971,125
Teleflex, Inc., 6.88%, 6/01/19		455	482,300
			9,343,149
Health Care Providers & Services — 5.6%
Aviv Healthcare Properties LP:
7.75%, 2/15/19		640	665,600
7.75%, 2/15/19 (b)		240	247,200
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	694	875,294

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	4

Consolidated Schedule of Investments(continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	575	$841,881
HCA, Inc.:
8.50%, 4/15/19	USD	205	226,269
6.50%, 2/15/20		3,100	3,274,375
7.88%, 2/15/20		145	159,138
7.25%, 9/15/20		4,020	4,381,800
5.88%, 3/15/22		425	421,812
IASIS Healthcare LLC, 8.38%, 5/15/19		2,315	2,176,100
INC Research LLC, 11.50%, 7/15/19 (b)		640	605,600
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		200	169,000
Omnicare, Inc., 7.75%, 6/01/20		1,520	1,668,200
PSS World Medical, Inc., 6.38%, 3/01/22 (b)		450	454,500
Symbion, Inc., 8.00%, 6/15/16		535	521,625
Tenet Healthcare Corp.:
10.00%, 5/01/18		745	849,300
6.25%, 11/01/18 (b)		510	515,100
8.88%, 7/01/19		3,785	4,210,812
United Surgical Partners International, Inc., 9.00%, 4/01/20 (b)		450	466,875
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (b)		720	705,600
			23,436,081
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,760	4,399,200
Hotels, Restaurants & Leisure — 4.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (b)		445	445,000
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		1,800	1,912,500
10.00%, 12/15/18		6,052	4,085,100
Caesars Operating Escrow, LLC., 8.50%, 2/15/20 (b)		675	672,469
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		510	507,450
Diamond Resorts Corp., 12.00%, 8/15/18		1,860	2,004,150
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		210	196,875
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	501	589,916
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	455	549,949
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	441	401,310

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
MGM Resorts International:
10.38%, 5/15/14	USD	310	$348,750
4.25%, 4/15/15 (d)		1,235	1,221,106
11.13%, 11/15/17		2,210	2,475,200
Travelport LLC:
5.11%, 9/01/14 (f)		235	148,638
9.88%, 9/01/14		50	34,875
9.00%, 3/01/16		190	122,550
6.47%, 12/01/16 (b)(e)(f)		637	460,576
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(h)		515	—
Wynn Las Vegas LLC, 5.38%, 3/15/22 (b)		950	920,312
			17,096,726
Household Durables — 1.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17		2,080	2,241,200
Jarden Corp., 7.50%, 1/15/20	EUR	455	572,735
Libbey Glass, Inc., 6.88%, 5/15/20 (b)	USD	390	390,975
Ryland Group, Inc., 6.63%, 5/01/20		525	527,625
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	471	551,816
Standard Pacific Corp.:
10.75%, 9/15/16	USD	2,355	2,749,462
8.38%, 1/15/21		865	925,550
			7,959,363
Household Products — 0.5%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	220	259,789
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18	USD	560	618,800
9.50%, 6/15/18 (b)		910	1,005,550
			1,884,139
Independent Power Producers & Energy Traders — 3.2%
The AES Corp., 7.38%, 7/01/21 (b)		425	459,000
Calpine Corp. (b):
7.25%, 10/15/17		275	290,125
7.50%, 2/15/21		160	167,200
7.88%, 1/15/23		295	311,963
Energy Future Holdings Corp., 10.00%, 1/15/20		2,950	3,134,375
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		4,181	4,505,027
11.75%, 3/01/22 (b)		2,210	2,254,200
Laredo Petroleum, Inc.:
9.50%, 2/15/19		790	876,900
7.38%, 5/01/22 (b)		660	674,850
QEP Resources, Inc., 5.38%, 10/01/22		513	501,457
			13,175,097

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	5

Consolidated Schedule of Investments(continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15	USD	3,810	$4,043,362
13.50%, 12/01/15		6,236	6,618,074
			10,661,436
Insurance — 1.2%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)(i)		2,600	2,697,500
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		573	607,380
Genworth Financial, Inc.:
7.63%, 9/24/21		660	640,503
6.15%, 11/15/66 (f)		1,335	761,310
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		395	339,700
			5,046,393
IT Services — 2.3%
Alliance Data Systems Corp., 6.38%, 4/01/20 (b)		560	557,200
Epicor Software Corp., 8.63%, 5/01/19		860	862,150
First Data Corp.:
7.38%, 6/15/19 (b)		2,340	2,340,000
8.88%, 8/15/20 (b)		830	886,025
8.25%, 1/15/21 (b)		935	906,950
12.63%, 1/15/21		2,540	2,393,950
SunGard Data Systems, Inc.:
7.38%, 11/15/18		840	854,700
7.63%, 11/15/20		930	953,250
			9,754,225
Machinery — 1.1%
SPX Corp., 6.88%, 9/01/17		275	299,750
UR Financing Escrow Corp. (b):
5.75%, 7/15/18		398	404,965
7.38%, 5/15/20		675	691,875
7.63%, 4/15/22		3,169	3,240,303
			4,636,893
Media — 13.7%
Affinion Group, Inc., 7.88%, 12/15/18		1,260	1,064,700
AMC Networks, Inc., 7.75%, 7/15/21 (b)		350	388,500
CCH II LLC, 13.50%, 11/30/16		2,116	2,370,352
CCO Holdings LLC:
7.38%, 6/01/20		410	438,700
6.50%, 4/30/21		785	802,662
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		1,835	1,830,412
Checkout Holding Corp., 10.69%, 11/15/15 (b)(c)		1,040	405,600
Cinemark USA, Inc., 8.63%, 6/15/19		390	424,125
Clear Channel Communications, Inc., 9.00%, 3/01/21		845	726,700

Corporate Bonds	Par (000)		Value
Media (continued)
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	USD	2,323	$2,485,610
7.63%, 3/15/20 (b)		3,068	2,929,940
Series B, 9.25%, 12/15/17		8,776	9,434,200
Cox Enterprises, Inc. (b):
Loan Close 2, 4.00%, 8/15/18		1,060	1,067,380
Loan Close 3, 4.00%, 8/15/18		1,212	1,220,322
Shares Loan, 4.00%, 8/15/18		1,250	1,258,581
CSC Holdings LLC, 8.50%, 4/15/14		550	605,688
DISH DBS Corp., 5.88%, 7/15/22 (b)		960	936,000
Gray Television, Inc., 10.50%, 6/29/15		525	540,750
Harron Communications LP, 9.13%, 4/01/20 (b)		500	523,750
Intelsat Luxemburg SA:
11.25%, 6/15/16		1,377	1,437,244
11.25%, 2/04/17		950	933,375
11.50%, 2/04/17 (e)		2,150	2,112,375
Interactive Data Corp., 10.25%, 8/01/18		2,080	2,303,600
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		525	591,938
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	530	681,559
Lamar Media Corp., 5.88%, 2/01/22 (b)	USD	220	221,375
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		1,170	1,221,187
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		1,015	1,106,350
Nielsen Finance LLC:
11.63%, 2/01/14		147	167,029
7.75%, 10/15/18		3,425	3,681,875
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	324	476,878
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	775	666,500
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)(g)		790	778,150
Unitymedia GmbH:
9.63%, 12/01/19	EUR	244	318,300
9.63%, 12/01/19 (b)		900	1,174,057
9.50%, 3/15/21		548	708,094
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH):
8.13%, 12/01/17		120	155,799
8.13%, 12/01/17 (b)	USD	885	933,675
8.13%, 12/01/17 (b)	EUR	701	910,126
7.50%, 3/15/19		1,037	1,304,690

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	640	$691,200
UPCB Finance II Ltd.:
6.38%, 7/01/20 (b)	EUR	1,273	1,515,038
6.38%, 7/01/20		514	611,728
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	443	723,717
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	610	807,064
Ziggo Finance BV, 6.13%, 11/15/17 (b)		1,026	1,332,082
			57,018,977
Metals & Mining — 3.8%
Eco-Bat Finance Plc, 7.75%, 2/15/17		610	727,866
FMG Resources August 2006 Property Ltd. (b):
6.88%, 2/01/18	USD	565	555,113
6.88%, 4/01/22		775	745,937
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)(g)		460	464,600
Goldcorp, Inc., 2.00%, 8/01/14 (d)		1,650	1,850,062
Kaiser Aluminum Corp., 8.25%, 6/01/20 (b)		345	346,725
New Gold, Inc., 7.00%, 4/15/20 (b)		235	239,700
New World Resources NV, 7.88%, 5/01/18	EUR	1,055	1,203,409
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)	USD	2,275	2,832,375
Novelis, Inc., 8.75%, 12/15/20		5,140	5,435,550
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	490	581,650
Taseko Mines Ltd., 7.75%, 4/15/19	USD	650	617,500
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		435	376,275
			15,976,762
Multiline Retail — 1.7%
Dollar General Corp., 11.88%, 7/15/17 (e)(f)		6,753	7,225,778
Oil, Gas & Consumable Fuels — 11.3%
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (d)		430	362,275
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		205	183,475
6.25%, 6/01/21		690	614,100
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		660	689,700
Berry Petroleum Co., 6.38%, 9/15/22		630	642,600
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (b)		400	392,000

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
CCS, Inc., 11.00%, 11/15/15 (b)	USD	880	$910,800
Chaparral Energy, Inc., 7.63%, 11/15/22 (b)		340	347,650
Chesapeake Energy Corp.:
6.63%, 8/15/20		295	277,300
6.88%, 11/15/20		275	260,563
6.13%, 2/15/21		940	883,600
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		425	403,750
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		10	8,650
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		179	190,635
Concho Resources, Inc.:
7.00%, 1/15/21		255	273,487
6.50%, 1/15/22		170	177,650
5.50%, 10/01/22		730	717,225
Consol Energy, Inc., 8.25%, 4/01/20		3,050	3,050,000
Continental Resources, Inc., 7.13%, 4/01/21		575	632,500
Copano Energy LLC, 7.13%, 4/01/21		520	535,600
Crosstex Energy LP:
8.88%, 2/15/18		280	294,000
7.13%, 6/01/22 (b)		235	233,238
Crown Oil Partners IV LP, 15.00%, 3/07/15		920	919,839
Denbury Resources, Inc., 8.25%, 2/15/20		70	75,600
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		860	924,500
7.75%, 6/15/19		1,390	1,403,900
EV Energy Partners LP, 8.00%, 4/15/19		220	222,200
Everest Acquisition LLC/Everest Acquisition Finance, Inc. (b):
6.88%, 5/01/19		610	625,250
9.38%, 5/01/20		465	476,625
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		1,165	1,217,425
Holly Energy Partners LP, 6.50%, 3/01/20 (b)		245	243,775
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		650	669,500
Linn Energy LLC:
6.50%, 5/15/19 (b)		145	140,650
6.25%, 11/01/19 (b)		3,150	3,000,375
8.63%, 4/15/20		345	365,700
7.75%, 2/01/21		320	327,200
MarkWest Energy Partners LP:
6.75%, 11/01/20		80	85,000
6.25%, 6/15/22		125	128,125
Newfield Exploration Co., 6.88%, 2/01/20		1,205	1,277,300

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Northern Oil and Gas, Inc., 8.00%, 6/01/20 (b)	USD	480	$477,600
Oasis Petroleum, Inc.:
7.25%, 2/01/19		510	525,300
6.50%, 11/01/21		450	450,000
Offshore Group Investments Ltd., 11.50%, 8/01/15 (b)		1,670	1,778,550
OGX Petroleo e Gas Participacoes SA (b):
8.50%, 6/01/18		6,395	6,155,187
8.38%, 4/01/22		1,085	1,028,037
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		460	441,600
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		1,860	1,887,900
Petrohawk Energy Corp., 7.25%, 8/15/18		495	564,162
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		690	714,150
Pioneer Natural Resources Co.:
6.88%, 5/01/18		715	841,458
7.50%, 1/15/20		225	278,221
Plains Exploration & Production Co.:
6.63%, 5/01/21		910	896,350
6.75%, 2/01/22		85	84,150
Range Resources Corp.:
8.00%, 5/15/19		600	654,000
5.75%, 6/01/21		1,520	1,565,600
5.00%, 8/15/22		644	618,240
Samson Investment Co., 9.75%, 2/15/20 (b)		1,100	1,094,500
SandRidge Energy, Inc.:
7.50%, 3/15/21		395	383,150
8.13%, 10/15/22 (b)		395	389,075
SESI LLC:
6.38%, 5/01/19		505	530,250
7.13%, 12/15/21 (b)		360	392,400
SM Energy Co.:
6.63%, 2/15/19		205	211,150
6.50%, 11/15/21		405	414,112
Vanguard Natural Resources, 7.88%, 4/01/20		420	414,750
			46,973,654
Paper & Forest Products — 1.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)		1,927	1,561,192
Boise Paper Holdings LLC:
9.00%, 11/01/17		100	110,250
8.00%, 4/01/20		180	197,100
Clearwater Paper Corp.:
10.63%, 6/15/16		625	696,875
7.13%, 11/01/18		885	931,462
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		535	530,988

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
NewPage Corp., 11.38%, 12/31/14 (a)(h)	USD	3,350	$2,077,000
			6,104,867
Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA:
9.88%, 8/01/19 (b)	EUR	300	389,498
9.88%, 8/01/19		105	136,324
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (b)	USD	650	692,250
Spectrum Brands, Inc., 6.75%, 3/15/20 (b)		400	405,000
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		1,310	1,336,200
6.75%, 8/15/21		880	808,500
			3,767,772
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20		1,450	1,526,125
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		2,170	2,175,425
The Rouse Co. LP, 6.75%, 11/09/15		805	841,225
			3,016,650
Real Estate Management & Development — 2.5%
CBRE Services, Inc., 6.63%, 10/15/20		520	553,800
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,277,000
Realogy Corp.:
11.50%, 4/15/17		605	535,425
12.00%, 4/15/17		155	137,175
7.88%, 2/15/19 (b)		3,645	3,462,750
7.63%, 1/15/20 (b)		785	806,588
9.00%, 1/15/20 (b)		560	560,000
Shea Homes LP, 8.63%, 5/15/19		1,885	1,965,112
			10,297,850
Road & Rail — 1.4%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		200	207,000
Florida East Coast Railway Corp., 8.13%, 2/01/17		650	666,250
The Hertz Corp.:
7.50%, 10/15/18		855	890,269
6.75%, 4/15/19 (b)		450	460,125
7.38%, 1/15/21		640	671,200
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	295	388,477
8.50%, 7/31/15 (b)		2,080	2,739,096
			6,022,417

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17	USD	890	$854,400

Software — 1.0%
Audatex North America, Inc., 6.75%, 6/15/18 (b)		810	834,300
Lawson Software, Inc., 9.38%, 4/01/19 (b)		2,760	2,842,800
Sophia LP, 9.75%, 1/15/19 (b)		666	690,975
			4,368,075
Specialty Retail — 2.9%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		565	607,375
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		985	985,000
Hillman Group, Inc., 10.88%, 6/01/18		830	865,275
House of Fraser Funding Plc:
8.88%, 8/15/18 (b)	GBP	439	588,631
8.88%, 8/15/18		222	297,667
Limited Brands, Inc.:
8.50%, 6/15/19	USD	1,255	1,476,194
5.63%, 2/15/22		250	251,875
Penske Automotive Group, Inc., 7.75%, 12/15/16		1,670	1,728,450
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	570	764,281
QVC, Inc. (b):
7.13%, 4/15/17	USD	355	376,300
7.50%, 10/01/19		970	1,054,875
7.38%, 10/15/20		455	495,950
Sally Holdings LLC:
6.88%, 11/15/19 (b)		840	894,600
5.75%, 6/01/22		670	677,537
Sonic Automotive, Inc., 9.00%, 3/15/18		580	626,400
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		195	196,463
			11,886,873
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (b)		675	669,938
Trading Companies & Distributors — 0.2%
Aircastle, Ltd., 6.75%, 4/15/17 (b)		720	712,800
Russel Metals, Inc., 6.00%, 4/19/22 (b)	CAD	275	271,499
			984,299
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)	USD	665	678,300
Wireless Telecommunication Services — 4.9%
Cricket Communications, Inc.:
7.75%, 5/15/16		830	875,650
7.75%, 10/15/20		120	109,800
Digicel Group Ltd. (b):
8.88%, 1/15/15		1,120	1,103,200

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Digicel Group Ltd. (b) (concluded):
9.13%, 1/15/15	USD	2,864	$2,821,040
8.25%, 9/01/17		1,720	1,728,600
10.50%, 4/15/18		800	816,000
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		1,415	1,404,387
iPCS, Inc., 2.59%, 5/01/13 (f)		875	857,500
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	296	370,579
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	1,210	1,170,675
NII Capital Corp., 7.63%, 4/01/21		979	824,808
Sprint Capital Corp., 6.88%, 11/15/28		3,420	2,539,350
Sprint Nextel Corp. (b):
9.00%, 11/15/18		3,000	3,247,500
7.00%, 3/01/20		2,670	2,690,025
			20,559,114
Total Corporate Bonds – 105.1%			437,562,232

Floating Rate Loan Interests (f)
Airlines — 0.2%
Delta Air Lines, Inc., Credit - New Term Loan B, 5.50%, 4/20/17	655	650,769
Auto Components — 0.6%
Federal-Mogul Corp., Term Loan B, 2.18%, 12/29/14	1,745	1,640,716
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17	765	761,175
		2,401,891
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17	764	770,127
Capital Markets — 0.4%
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17	1,045	1,042,387
New Second Lien Term Loan, 8.25%, 2/28/19	640	643,802
		1,686,189
Chemicals — 0.6%
Ineos US Finance LLC, 6 year Term Loan, 6.50%, 5/04/18	1,780	1,743,439
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan B, 3.99%, 7/30/14	325	311,513
Styron Sarl LLC, Term Loan B, 6.00% - 6.75%, 8/02/17	596	531,327
		2,586,279

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	USD	759	$754,982
Delos Aircraft, Inc., Term Loan 2, 4.75%, 4/12/16		975	973,781
Volume Services America, Inc., Term Loan B, 10.50% - 11.75%, 9/16/16		1,576	1,566,812
			3,295,575
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.22%, 10/24/14		394	370,939
Construction & Engineering — 0.8%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		3,250	3,250,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		1,730	1,736,920
Consumer Finance — 1.7%
Springleaf Finance Corp.(FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		7,825	7,215,276
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		224	215,036
ServiceMaster Co.:
Delayed Draw Term Loan, 2.74%, 7/24/14		13	12,630
Term Loan, 2.74% - 2.99%, 7/24/14		130	126,831
			354,497
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		1,300	1,287,702
Tranche A Term Loan, 2.49% - 2.72%, 3/13/14		775	754,013
			2,041,715
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/14/17		428	409,548
Energy Equipment & Services — 2.2%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		3,076	3,135,825
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		5,630	5,801,308
Tervita Corp., Incremental Term Loan, 6.50%, 10/17/14		424	421,818
			9,358,951

Floating Rate Loan Interests (f)	Par (000)		Value
Food & Staples Retailing — 0.1%
US Foods, Inc. (FKA US Foodservice, Inc.), Term Loan B, 2.74%, 7/03/14	USD	259	$250,128
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,306,903
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		740	726,650
Hupah Finance Inc., Term Loan B, 6.25%, 1/21/19		1,180	1,183,694
			1,910,344
Health Care Providers & Services — 0.7%
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		533	521,879
Tranche A Additional Term Loan, 7.75%, 3/02/15		688	674,051
inVentiv Health, Inc., Combined Term Loan B, 6.50%, 8/04/16		1,147	1,073,900
Wolverine Healthcare, Term Loan B, 6.75%, 5/12/17		575	565,656
			2,835,486
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.49%, 1/26/18		315	277,250
Incremental Term Loan B4, 9.50%, 10/31/16		753	757,916
Term Loan B1, 3.24%, 1/28/15		844	770,281
Term Loan B2, 3.24%, 1/28/15		478	436,548
Term Loan B3, 3.24% - 3.47%, 1/28/15		1,511	1,378,462
OSI Restaurant Partners LLC:
Revolver, 2.54% - 2.72%, 6/14/13		15	14,468
Term Loan B, 2.56%, 6/14/14		150	146,287
Sabre, Inc., Non Extended Initial Term Loan, 2.24%, 9/30/14		155	147,283
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		1,348	1,266,728
Travelport LLC (FKA Travelport, Inc.):
Extended Tranche A Term Loan, 6.47%, 9/28/12		293	114,404
Extended Tranche B Term Loan, 13.97%, 12/01/16		928	92,823
			5,402,450

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value
Industrial Conglomerates — 0.2%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14	USD	678	$676,604
Term Loan, 3.72%, 12/03/14		235	230,411
			907,015
IT Services — 0.3%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		179	169,221
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		1,220	1,102,136
			1,271,357
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		1,013	1,012,306
Machinery — 0.2%
Rexnord Corp., Term Loan B, 5.00%, 4/02/18		918	912,194
Media — 5.5%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 7/16/15		70	64,249
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.49%, 7/03/14		498	449,526
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,647	2,532,742
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		740	720,760
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		3,273	2,545,623
Term Loan C, 3.89%, 1/28/16		598	462,063
EMI Music Publishing Ltd., Term Loan B, 5.50%, 11/14/17		865	859,594
HMH Publishing Co. Ltd., Term Loan, 6.49%, 6/12/14		1,414	784,115
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		11,187	11,086,764
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		635	623,406
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,450	2,497,481
Univision Communications, Inc., Extended First Lien Term Loan, 4.49%, 3/31/17		520	476,517
			23,102,840
Metals & Mining — 0.1%
Constellium Holding Co. BV, Term Loan B, 9.25%, 5/22/18		660	643,500
Multiline Retail — 0.4%
HEMA Holding BV, Mezzanine, 8.90%, 7/05/17 EUR		1,710	1,776,010

Floating Rate Loan Interests (f)	Par (000)	Value
Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17 USD	3,615	$3,548,123
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	1,694	1,694,382
		5,242,505
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	950	957,524
Verso Paper Finance Holdings LLC, Term Loan, 6.72% - 7.47%, 2/01/13	2,274	1,137,207
		2,094,731
Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17	1,481	1,432,369
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18	648	648,491
		2,080,860
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan A1, 5.00%, 6/28/13	2,794	2,781,434
Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.49%, 10/10/16	166	151,301
Extended Term Loan, 4.49%, 10/10/16	1,173	1,069,154
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17	285	280,725
		1,501,180
Semiconductors & Semiconductor Equipment — 0.0%
NXP B.V., Term Loan A-2, 5.50%, 3/03/17	105	103,101
Software — 0.5%
Lawson Software, Inc., Term Loan B, 6.25%, 4/05/18	1,905	1,901,266
Magic Newco LLC, Second Lien Term Loan, 12.00%, 12/06/19	375	362,186
		2,263,452
Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 2.99% - 3.22%, 5/29/14	601	558,624
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	1,750	1,700,422

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value
Wireless Telecommunication Services — 1.1%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19	USD	324	$319,325
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16 (e)		4,022	4,082,203
			4,401,528
Total Floating Rate Loan Interests – 24.0%			100,187,046

Other Interests (j)	Benefecial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate	4,870	49
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)	950	9
Media — 0.0%
Adelphia Escrow (a)	1,300	13
Adelphia Recovery Trust (a)	1,630	163
		176
Total Other Interests – 0.0%		234

Preferred Securities	Shares
Preferred Stocks
Auto Components — 0.3%
Dana Holding Corp., 4.00% (b)(d)	12,760	1,461,020
Diversified Financial Services — 1.3%
Ally Financial, Inc., 7.00% (b)	6,235	5,346,123
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 7.00% (a)(f)	40,000	86,000
Freddie Mac, Series Z, 8.38% (a)(f)	110,157	185,064
		271,064
Total Preferred Stocks – 1.7%		7,078,207

Trust Preferreds
Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)	125,090	2,855,770

Preferred Securities	Shares	Value
Trust Preferreds
Diversified Financial Services (concluded)
RBS Capital Funding Trust VII, 6.08% (a)(k)	93,400	$1,274,910
Total Trust Preferreds – 1.0%		4,130,680
Total Preferred Securities – 2.7%		11,208,887

Warrants (l)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/ 14)	54,577	1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	802	—
Media — 0.1%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.88)	67,691	397,928
New Vision Holdings LLC (Expires 9/30/14)	26,189	—
		397,928
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	525	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 3/09/17, Strike Price $12.26)	22,578	—
		—
Total Warrants – 0.1%		397,929
Total Long-Term Investments (Cost – $592,283,663) – 140.7%		586,096,537

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (m)(n)	1,189,706	1,189,706
Total Short-Term Securities (Cost – $1,189,706) – 0.3%		1,189,706

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts			Value
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust, Strike Price USD 132.00, Expires 6/16/12		1,200		$348,600
Total Options Purchased (Cost – $464,429) – 0.1%				348,600
Total Investments Before Options Written (Cost – $593,937,798*) – 141.1%				587,634,843

Options Written
Exchange-Traded Put Options — (0.0)%
SPDR S&P 500 ETF Trust, Strike Price USD 122.00, Expires 6/16/12		1,200		(46,800)

Options Written	Notional Value (000)
Over-the-Counter Credit Default Put Swaptions — (0.0)%
Sold credit default protection on Dow Jones CDX North America High Yield Index Series 18, Strike Price USD 92, Expires 6/20/12, Broker Credit Suisse International (o)	USD	1,755	(p)	(16,017)
Total Options Written (Premiums Received – $142,693) – (0.0)%				(62,817)
Total Investments, Net of Options Written – 141.1%				587,572,026
Liabilities in Excess of Other Assets – (41.1)%				(171,272,442)
Net Assets – 100.0%				$416,299,584

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$594,774,256
Gross unrealized appreciation	$22,622,346
Gross unrealized depreciation	(29,761,759)
Net unrealized depreciation	$(7,139,413)

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Convertible security.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$590,208	$2,843
JPMorgan Securities, Inc.	$778,150	$(6,676)

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(i)	All or a portion of security has been pledged as collateral in connection with swaps.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	941,235	248,471	1,189,706	$791

(n)	Represents the current yield as of report date.

(o)	Not rated using Standard & Poor’s (S&P’s) rating of the underlying securities.

(p)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
ETF	Exchange-Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
SPDR	Standard and Poor’s Depositary Receipts
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
149	S&P 500 E-Mini Index	Chicago Mercantile	June 2012	$9,753,540	$154,636

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	74,000	USD	115,660	Royal Bank of Scotland Plc	6/01/12	$(1,611)
USD	115,766	AUD	114,000	Deutsche Bank AG	7/18/12	5,155
USD	5,031,929	CAD	5,025,000	Goldman Sachs & Co.	7/18/12	171,745
USD	277,998	CAD	275,000	UBS AG	7/18/12	12,018
USD	5,945,097	GBP	3,725,500	Goldman Sachs & Co.	7/18/12	204,507
USD	115,627	GBP	74,000	Royal Bank of Scotland Plc	7/18/12	1,601
EUR	600,000	USD	756,599	Citibank NA	7/25/12	(14,462)
EUR	1,686,000	USD	2,202,140	UBS AG	7/25/12	(116,734)
USD	33,358,939	EUR	27,551,000	Citibank NA	7/25/12	2,281,231
USD	596,114	EUR	461,000	UBS AG	7/25/12	25,905
Total						$2,569,355

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$160	$(8,312)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$135	(8,194)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$260	(12,687)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$140	(3,742)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$135	(4,532)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$470	36,307
Realogy Corp.	5.00%	Goldman Sachs International	9/20/16	$225	(16,967)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$375	(33,164)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	$350	(2,753)
Israel Government Bond	1.00%	Deutsche Bank AG	3/20/17	$1,050	(8,953)
Total					$(62,997)

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Air Lease Corp.	5.00%	Goldman Sachs International	2/14/13	Not Rated	$800	$18,973
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	$5,000	544,566
ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	B	$750	33,537
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	$475	19,963
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	$475	22,774
ARAMARK Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B	$200	14,635
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B	$450	17,684
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B	$200	13,936
Bausch & Lomb, Inc.	5.00%	Credit Suisse Securities (USA) LLC	3/20/17	B	$165	10,624
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B	$305	4,908
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	$720	3,325
Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	$2,200	140,595
Goodyear Tire & Rubber Co.	5.00%	Deutsche Bank AG	6/20/17	B+	$480	(386)
Goodyear Tire & Rubber Co.	5.00%	Goldman Sachs International	6/20/17	B+	$500	(6,390)
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	$2,400	95,037
Level 3 Communications, Inc.	5.00%	Goldman Sachs International	6/20/19	CCC	$1,600	(24,622)
Total						$909,159

[1]	Using S&P’s ratings.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]	Unrealized Depreciation
Dow Jones CDX North America High Yield Index Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	Not Rated	$2,125	$(25,014)
Dow Jones CDX North America High Yield Index Series 18	5.00%	Credit Suisse Securities (USA)LLC	6/20/17	Not Rated	$1,060	(5,839)
Total						$(30,853)

[3]	Using S&P’s ratings of the underlying securities.

[4]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Backed Securities	—	$1,777,140	—	$1,777,140
Common Stocks	$16,901,488	10,739,066	$7,322,515	34,963,069
Corporate Bonds	—	432,694,800	4,867,432	437,562,232
Floating Rate Loan Interests…	—	85,945,751	14,241,295	100,187,046
Other Interests	163	—	71	234
Preferred Securities	4,401,744	6,807,143	—	11,208,887
Warrants	—	397,928	1	397,929
Short-Term Securities	1,189,706	—	—	1,189,706
Total	$22,493,101	$538,361,828	$26,431,314	$587,286,243

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$314,963	$661,901	$976,864
Foreign currency exchange contracts	—	2,702,162	—	2,702,162
Equity contracts	$503,236	—	—	503,236
Liabilities:
Credit contracts	—	(177,572)	—	(177,572)
Foreign currency exchange contracts	—	(132,807)	—	(132,807)
Equity contracts	(46,800)	—	—	(46,800)
Total	$456,436	$2,706,746	$661,901	$3,825,083

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$273,000	—	—	$273,000
Cash pledged as collateral for financial futures contracts	353,000	—	—	353,000
Cash pledged as collateral for swaps	400,000	—	—	400,000
Foreign currency	29,876	29,876
Liabilities:
Cash held as collateral for swaps	(600,000)	—	—	(600,000)
Loan payable	—	$(183,000,000)		(183,000,000)
Total	$455,876	$(183,000,000)	—	$(182,544,124)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	18

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Fund’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$2,856,358	Market Comparable Companies	EBITDA Multiple	6.3x	6.3x
Corporate Bonds	3,546,283	Market Comparable Companies	Yield	9.67%	9.67%
Floating Rate Loan Interests	1,137,207	Estimated Final Distribution	Probable Outcome	50%	50%
Total[3]	$7,539,848

1 A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Probable Outcome	Increase	Decrease

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.

[3]

Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets:	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Opening balance, as of August 31, 2011	$3,689,799	$6,541,570	$14,112,734	$3,081,895	$503,497	$382,599	$28,312,094
Transfers into Level 3[1]	—	—	3,968,614	—	—	—	3,968,614
Transfers out of Level 3[1]	—	—	(2,529,625)	—	—	(382,323)	(2,911,948)
Accrued discounts/premium	—	4,760	138,524	—	—	—	143,284
Net realized gain (loss)	9,199	(3,657,646)	19,272	—	—	—	(3,629,175)
Net change in unrealized appreciation/depreciation[2]	3,286,545	3,671,020	(1,301,697)	(4,560,489)	(503,497)	(275)	591,607
Purchases	348,609	988,881	1,404,883	1,521,623	—	—	4,263,996
Sales	(11,637)	(2,681,153)	(1,571,410)	(42,958)	—	—	(4,307,158)
Closing balance, as of May 31, 2012	$7,322,515	$4,867,432	$14,241,295	$71	—	$1	$26,431,314

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $(2,624,744).

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	19

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Assets:
Opening balance, as of August 31, 2011	—
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/premium	$(80,697)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	661,901
Purchases	—
Issues[4]	432,194
Sales	—
Settlements[5]	(351,497)
Closing balance, as of May 31, 2012	$661,901

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2012 was $661,901.

[4]	Issues represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2012	20

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 25, 2012